UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from January 1, 2014 to January 31, 2014

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I
(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware		51-0020270
(State or jurisdiction of		(IRS Employer
Incorporation or organization		Identification Number)
of the issuing entity)

c/o Discover Bank
12 Read’s Way
New Castle, Delaware		19720
(Address of principal executive offices of the issuing entity)		(Zip Code)

(302) 323-7315
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

No assets securitized by Discover Bank, the depositor, and held by Discover Card Master Trust I (the "Master Trust") were the subject of a demand to repurchase or replace for breach of representations and warranties during the monthly distribution period from January 1, 2014 to January 31, 2014.

Monthly Performance Data

Of the accounts designated to the Master Trust, all have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, Discover Card Execution Note Trust (the “Note Issuance Trust”).

Pool and performance data with respect to the receivables that comprise the assets of the Master Trust and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 2007-2:

On February 18, 2014, the Registrant made available the Monthly Certificateholders' Statement for January 2014 with respect to Series 2007-2, which is attached as Exhibit 99(a) hereto.

Series 2007-CC Collateral Certificate:

On February 18, 2014, the Registrant made available the Monthly Certificateholders' Statement for January 2014 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of the Note Issuance Trust filed on February 18, 2014 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

PART II OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds

Class A(2014-1) Notes

On January 27, 2014, $800,000,000 principal amount of DiscoverSeries Class A(2014-1) Notes (the "Class A(2014-1) Notes") were issued pursuant to the Indenture, dated as of July 26, 2007, as amended by the First Amendment to Indenture, dated as of June 4, 2010 (the "Indenture"), and as supplemented by the Amended and Restated Indenture Supplement, dated as of June 4, 2010 (the "Indenture Supplement"), and the Class A(2014-1) Terms Document, dated as of January 27, 2014, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee. The issuance was underwritten by J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as joint lead managers, and by Barclays Capital Inc., Credit Suisse Securities (USA) LLC, Goldman, Sachs & Co., Mitsubishi UFJ Securities (USA), Inc., and SG Americas Securities, LLC, as co-managers, pursuant to the Underwriting Agreement, and related Terms Agreement, in each case dated January 13, 2014, among the Note Issuance Trust, Discover Bank, J.P. Morgan Securities LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated. Information regarding the Class A(2014-1) Notes and the sale thereof has been previously disclosed in the prospectus dated January 13, 2014, and the prospectus supplement thereto dated January 13, 2014 (collectively, the "Class A(2014-1) Prospectus"), each previously filed by us with the Securities and Exchange Commission on January 14, 2014 (file numbers 333-191359, 333-191359-01 and 333-191359-02).

The Note Issuance Trust paid the proceeds from the sale of the Class A(2014-1) Notes to Discover Bank in exchange for an $800,000,000 increase in the investor interest in receivables represented by the collateral certificate. Discover Bank added these proceeds to its general funds.

The Note Issuance Trust owns the Series 2007-CC collateral certificate issued by the Master Trust pursuant to the Second Amended and Restated Pooling and Servicing Agreement, dated as of June 4, 2010, as amended (the "Pooling and Servicing Agreement"), between Discover Bank and U.S. Bank National Association as Trustee, and the Series 2007-CC Supplement, dated as of July 26, 2007, as amended (the "Series 2007-CC Supplement"), between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the collateral certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of trust certificates issued by the Master Trust, including the collateral certificate, are described in the Class A(2014-1) Prospectus. Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of the notes are also described in the Class A(2014-1) Prospectus.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class A(2014-1) Notes receive credit enhancement through the subordination of interest and principal payments on Class B notes, Class C notes and Class D notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Class A(2014-1) Prospectus.

Class C(2014-1) Notes and Class B(2014-1) Notes

Class C(2014-1) Notes. On January 30, 2014, $365,000,000 aggregate principal amount of DiscoverSeries Class C(2014-1) Notes (the “Class C(2014-1) Notes”) were issued pursuant to the Indenture, as supplemented by the Indenture Supplement and the Class C(2014-1) Terms Document, dated as of January 30, 2014, each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee. The Class C(2014-1) Notes were privately offered and issued in reliance upon the exemption contained in Section 4(a)(2) of the Securities Act of 1933, as amended (the "Act"). The Class C(2014-1) Notes were sold at a discount for cash, do not bear interest or receive coupon payments and are not subject to underwriting discounts or commissions. The initial Outstanding Dollar Principal Amount was $358,003,680 reflecting a discount of $6,996,320.

Class B(2014-1) Notes. On January 30, 2014, $285,000,000 aggregate principal amount of DiscoverSeries Class B(2014-1) Notes (the “Class B(2014-1) Notes”) were issued pursuant to the Indenture, as supplemented by the Indenture Supplement and the Class B(2014-1) Terms Document, dated as of January 30, 2014, each between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee. The Class B(2014-1) Notes were privately offered and issued in reliance upon the exemption contained in Section 4(a)(2) of the Act. The Class B(2014-1) Notes were sold at a discount for cash, do not bear interest or receive coupon payments and are not subject to underwriting discounts or commissions. The initial Outstanding Dollar Principal Amount was $281,436,645 reflecting a discount of $3,563,355.

The Note Issuance Trust owns the Series 2007-CC collateral certificate issued by the Master Trust pursuant to the Pooling and Servicing Agreement, between Discover Bank and U.S. Bank National Association as Trustee, and the Series 2007-CCSupplement, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the collateral certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of trust certificates issued by the Master Trust, including the collateral certificate, are described in the Class A(2014-1) Prospectus. Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of the notes are also described in the Class A(2014-1) Prospectus.

The Note Issuance Trust paid the proceeds of $639,440,325 from the sale of the Class B(2014-1) Notes and the Class C(2014-1) Notes to Discover Bank in exchange for a $650,000,000 increase in the investor interest in receivables represented by the collateral certificate. Discover Bank added these proceeds to its general funds.

The Class B(2014-1) Notes and Class C(2014-1) Notes are subordinated in right of payment of principal and interest to the Class A notes, bear losses before the Class A notes and provide loss protection to the Class A notes of the DiscoverSeries. The Class C(2014-1) Notes are also subordinated in right of payment of principal and interest to the Class B notes, bear losses before the Class B notes and provide loss protection to the Class B notes of the DiscoverSeries. Principal amounts allocable to subordinated notes may be applied to make interest payments on senior notes of the DiscoverSeries or to pay servicing fees on the receivables. Although the amount of loss protection provided by any Class B or Class C notes, as applicable, is limited to its proportionate share of the required subordinated amount of such class of notes for the applicable senior class of notes of the DiscoverSeries and may vary over time, at any time it is possible that the entire nominal liquidation amount of any tranche of Class B or Class C notes will provide loss protection to the senior notes of the DiscoverSeries. Relative priority among notes and rights to the underlying pool assets are more fully described in the Class A (2014-1) Prospectus.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class B(2014-1) Notes receive credit enhancement through the subordination of interest and principal payments on Class C and Class D notes and through loss protection provided by such notes. The Class C(2014-1) Notes receive credit enhancement through the subordination of interest and principal payments on Class D notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Class A(2014-1) Prospectus.

Increase in Principal Amount of Class D(2009-1) Notes

On January 27, 2014 and January 30, 2014, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement (the “Note Purchase Agreement”), dated as of July 2, 2009, among Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, dated as of July 2, 2009, as the same may be further amended, supplemented, restated, amended and restated, replaced or otherwise modified from time to time, by and between the Note Issuance Trust, as Issuer, and U.S. Bank National Association, as Indenture Trustee, increased the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on January 27, 2014 was in the amount of $109,090,909, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $2,424,545,455. The increase in the Outstanding Dollar Principal Amount of the Class D(2009-1) Notes on January 30, 2014 was in the amount of $88,636,364, resulting in an Outstanding Dollar Principal Amount of the Class D(2009-1) Notes of $2,513,181,819. The Class D(2009-1) Notes were sold to purchasers in reliance upon the exemption contained in Section 4(a)(2) of the Act. The Class D(2009-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this increase, the investor interest in receivables represented by the collateral certificate issued by the Master Trust that secures the DiscoverSeries Notes was increased by $109,090,909 on January 27, 2014 and $88,636,364 on January 30, 2014. The Note Issuance Trust paid the net proceeds from this issuances to Discover Bank in exchange for increases in the investor interest in receivables represented by the collateral certificate.

Item 8. Other Information

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under Pooling and Servicing Agreement may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates, the receivables in which are to be added to the Master Trust, or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts, the receivables in which are to be added to the Master Trust, if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9.		Exhibits

Exhibit No.		Description
99	(a)	Monthly Certificateholders' Statement, related to the month ending
January 31, 2014, for Series 2007-2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert
Michael F. Rickert
Vice President, Chief Financial Officer
and Assistant Treasurer

Date: February 18, 2014

EXHIBIT INDEX
Exhibit No.	Description

99(a)	Monthly Certificateholders' Statement, related to the month ending January 31, 2014, for Series 2007-2.

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